SELECTED STATEMENT OF OPERATIONS DATA (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Selected statement of operation [Line Items]
Revenues, Total	$ 18,480	$ 20,209	$ 18,913
Product Line A [Member]
Selected statement of operation [Line Items]
Revenues, Total	14,210	15,707	14,804
Product Line B [Member]
Selected statement of operation [Line Items]
Revenues, Total	$ 4,270	$ 4,502	$ 4,109